Loss Per Share - Schedule of Basic Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic Loss Per Share [Abstract]
Net loss for the year	$ (53,516)	$ (60,776)	$ (113,243)
The weighted average of the number of ordinary shares (in thousands)	58,673,000	56,368,000	52,235,000
Basic loss per share	$ (0.91)	$ (1.08)	$ (2.17)
Diluted loss per share	$ (0.91)	$ (1.08)	$ (2.17)